Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
Schedule of accounts receivable

Accounts receivable, net consist of the following:

	As of June 30, 2025	As of December 31, 2024
	US$	US$
Accounts receivable	$689,996	$1,903,277
Allowance for credit losses	$(16,468)	$(22,336)
Total accounts receivable, net	$673,528	$1,880,941

Schedule of allowance for credit losses

Movements of allowance for credit losses are as follows:

	June 30, 2025	December 31, 2024
	US$	US$
Beginning balance	$22,336	$39,383
Provision for credit losses	(5,868)	125,651
Write-off	-	(142,698)
Ending balance	$16,468	$22,336